INCOME TAX PROVISION (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Stock-based compensation	$ 610,530	$ 359,032
Other – net	122,133	6,757
Net operating losses – federal	1,346,823	534,771
Net operating losses – state	81,911	110,647
Less Valuation Allowance	(2,161,397)	(1,011,207)
Net deferred tax assets